NXG Global Clean Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2023

	Shares	Fair Value
Common Stock - 99.1%
Battery Manufacturer - 0.5%
Freyr Battery(1)(2)	6,432	$58,402

Diversified Renewable Generation - 2.9%
Renew Energy Global plc(1)(2)	74,524	323,434

Electric Vehicle Charging - 3.5%
Blink Charging Co.(2)	5,751	52,046
EVGO, Inc.(2)	18,687	110,814
Tritium DCFC Ltd.(1)(2)	129,110	232,398
		395,258
Electric Vehicle OEM - 3.3%
Nio, Inc.(1)(2)	14,184	133,188
Xpeng, Inc.(1)(2)	26,160	233,347
		366,535
Energy Metering & Management - 3.0%
Ameresco, Inc.(2)	2,869	126,092
Fluence Energy, Inc.(2)	7,989	149,155
Stem, Inc.(2)	7,154	58,377
		333,624
Fuel Cell Generation - 5.1%
SMA Solar Technology AG(1)(2)	7,293	568,549

Hydrogen Equipment - 1.4%
Nel ASA(1)(2)	100,000	151,003

Industrials - 3.5%
Plug Power, Inc.(2)	25,856	384,479

Metering & Pumps - 3.7%
Xylem, Inc.	4,052	415,938

New Energy Vehicle - 8.9%
NIU Technologies(1)(2)	97,679	410,252
Tesla, Inc.(2)	2,850	586,273
		996,525
Renewable Distribution - 2.6%
Iberdola S.A.(1)	25,314	290,185

Semiconductor Manufacturing - 2.0%
Wolfspeed, Inc.(2)	3,000	221,940

Smart Grid - 2.7%
Itron, Inc.(2)	1,830	102,059
Landis & Gyr Group(1)	2,628	197,619
		299,678
Solar Developer - 0.7%
Azure Power Global Ltd.(1)(2)	23,623	78,428

Solar Energy Equipment - 22.4%
Array Technologies, Inc.(2)	11,531	216,091
Enphase Energy, Inc.(2)	2,837	597,274
Maxeon Solar Technologies Ltd.(1)(2)	31,131	547,906
Shoals Technology Group, Inc.(2)	19,483	478,113
SolarEdge Technologies, Inc.(2)	1,747	555,406
Sunrun, Inc.(2)	4,776	114,815
		2,509,605
Solar Equipment - 1.6%
FTC Solar, Inc.(2)	59,575	182,895

Solar Generation - 8.8%
Altus Power, Inc.(2)	51,772	350,496
Scatec ASA(1)	12,015	81,160
Solaria Energia y Medio Ambiente, S.A.(1)(2)	30,374	557,027
		988,683
Solar Materials - 0.8%
JinkoSolar Holding Co., Ltd.(1)(2)	1,736	92,008

Solar Materials Modules- 2.3%
Meyer Burger Technology AG(1)	350,544	258,919

Utilities - 3.6%
Enel S.p.A.(1)	37,809	212,091
RWE AG(1)	4,598	195,172
		407,263
Water Tech & Equipment - 1.0%
Energy Recovery, Inc.(2)	5,000	110,350

Wind Energy Equipment - 1.8%
Vestas Wind System(1)	7,000	199,745

Wind Equipment - 0.8%
TPI Composites, Inc.(2)	8,138	94,075

Wind Generation - 2.2%
Orsted A/S(1)(3)	2,780	241,980

YieldCo - 10.0%
Atlantica Sustainable Infrastructure plc(1)	15,191	419,272
Clearway Energy, Inc.	14,093	442,661
Innergex Renewable Energy(1)	11,719	124,877
NextEra Energy Partners, L.P.	2,000	132,520
		1,119,330
Total Common Stock (Cost $10,062,573)		$11,088,831

Short-Term Investments - Investment Companies - 1.1%
First American Government Obligations Fund - Class X, 4.37%(4)	61,886	$61,886
First American Treasury Obligations Fund - Class X, 4.48%(4)	61,885	61,885
Total Short-Term Investments (Cost $123,771)		$123,771

Total Investments - 100.2% (Cost $10,186,344)		$11,212,602
Other Liabilities in Excess of Assets - (0.2)%		(24,847)
Total Net Assets Applicable to Unitholders - 100.0%		$11,187,755

Percentages are stated as a percent of net assets.

(1)	Foreign issued security. Foreign concentration is as follows: Cayman Islands 7.77%, Spain 7.57%, and Germany 6.83%.
(2)	No distribution or dividend was made during the period ended February 28, 2023. As such, it is classified as a non-income producing security as of February 28, 2023.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors. As of February 28, 2023, the value of these investments was $241,980 or 2.16% of total net assets.

(4)	Rate reported is the current yield as of February 28, 2023.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2023	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$11,088,831	$11,088,831	$-	$-
Total Equity Securities	11,088,831	11,088,831	-	-
Other
Short Term Investments (a)	123,771	123,771	-	-
Total Other	123,771	123,771	-	-
Total Assets	$11,212,602	$11,212,602	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2023.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2023.